SUBSEQUENT EVENTS (Details Narrative) - USD ($)																	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 11, 2024	Apr. 30, 2024	Apr. 06, 2024	Apr. 05, 2024	Apr. 03, 2024	Jan. 31, 2024	Dec. 08, 2023	Nov. 17, 2023	Nov. 13, 2023	Nov. 12, 2023	Aug. 19, 2023	Aug. 14, 2023	May 08, 2023	Mar. 31, 2023	Jan. 23, 2023	Dec. 15, 2022	Apr. 30, 2024	May 15, 2024	Apr. 30, 2024	Jul. 31, 2024	Jan. 31, 2024	Jan. 31, 2023	Jan. 12, 2024
Subsequent Event [Line Items]
Preferred Stock,par value						$ 0.001														$ 0.001	$ 0.001	$ 0.001
Common Stock,par value						$ 0.001														$ 0.001	$ 0.001	$ 0.001
Conversion price per shares				$ 0.23
Vested stock options																				6,566,000	22,646,000	11,323,000
Vested stock options per share					$ 0.125
Stock options exercised					3,385,000
Partners' Capital Account, Units, Sold in Private Placement																4,333,333
Debt Conversion, Converted Instrument, Shares Issued				880,000
Debt Instrument, Face Amount				$ 201,200
Series A Convertible Non Voting Preferred Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Preferred Stock,par value	$ 0.001
Stock Issued During Period, Shares, Conversion of Convertible Securities	185.66
Common Stock [Member]
Subsequent Event [Line Items]
Private placement offering per share															$ 0.15
Sale of preferred stock, shares	9,283,333										3,844,073			879,628	182,240,000
Stock options exercised					11,055,000														4,781,249
Sale of Stock, Number of Shares Issued in Transaction	94,126,642
Stock Issued During Period, Shares, Conversion of Convertible Securities			753,750																12,848,116		3,844,073
Warrant [Member]
Subsequent Event [Line Items]
Class of warrant or right outstanding						41,540,000									1,093,479						41,540,000	41,540,000
Warrants shares	11,604,167
Exercise Price						$ 0.24	$ 0.24	$ 0.24	$ 0.24	$ 0.24		$ 0.24	$ 0.23		$ 0.23						$ 0.24
Sale of preferred stock, shares						1,125,000	125,000	125,000	1,125,000	1,125,000		1,125,000	1,093,479							1,125,000	1,125,000
Warrant [Member] | Series A Convertible Non Voting Preferred Stock [Member]
Subsequent Event [Line Items]
Class of warrant or right outstanding						52,738,479															52,738,479	51,613,479
Placement Agent [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares	813,333
Former Shareholders [Member]
Subsequent Event [Line Items]
Exchange shares															66,794,143
Consultants [Member]
Subsequent Event [Line Items]
Sale of preferred stock, shares	418,333
Subscription Agreement [Member]
Subsequent Event [Line Items]
Private placement offering per share																				$ 12,000
Private placement offering																				$ 1,952,000
Preferred Stock,par value																				$ 0.001
Class of warrant or right outstanding																				62,500
Warrants shares																				50,000
Common Stock,par value																				$ 0.001			$ 0.001
Exercise Price																				$ 0.24
Subscription Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Exercise Price																							$ 0.24
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise Price		$ 0.15															$ 0.15		$ 0.15
Convertible secured notes		$ 1,099,200															$ 1,099,200		$ 1,099,200
Conversion price per shares		$ 0.075															$ 0.075		$ 0.075
Sale of preferred stock, shares																	12,848,116
Vested stock options																	7,640,001
Vested stock options per share																	$ 0.125
Stock options exercised																	3,385,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock options exercised																	11,055,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Stock options exercised																	4,781,253
Subsequent Event [Member] | Steven Rudofsky [Member]
Subsequent Event [Line Items]
Vested stock options																	5,360,000
Subsequent Event [Member] | Andrew Brodkey [Member]
Subsequent Event [Line Items]
Vested stock options																	5,360,000
Subsequent Event [Member] | Scannell [Member]
Subsequent Event [Line Items]
Vested stock options																	5,360,000
Subsequent Event [Member] | Shaun Dykes [Member]
Subsequent Event [Line Items]
Vested stock options																	5,360,000
Vested stock options per share																	$ 0.125
Stock options exercised																	3,685,000
Subsequent Event [Member] | Various Individuals [Member]
Subsequent Event [Line Items]
Stock options exercised																		1,195,427
Subsequent Event [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Private placement offering per share		$ 12,000															$ 12,000		12,000
Private placement offering		$ 1,952,000
Preferred Stock,par value		$ 0.001															$ 0.001		$ 0.001
Class of warrant or right outstanding		62,500															62,500		62,500
Warrants shares		50,000															50,000		50,000
Common Stock,par value		$ 0.001															$ 0.001		$ 0.001
Exercise Price		$ 0.24															$ 0.24		$ 0.24